ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
9.	ACCOUNTS RECEIVABLE

The components of accounts receivable were as follows:

	Successor
	As at December 31,
	2014	2013
Trade receivables	$102.1	$106.4
Less: allowance for doubtful accounts	(2.3)	(1.8)
	99.8	104.6
Sales taxes receivable	5.9	5.0
Other receivables	5.2	6.9
	$110.9	$116.5

Accounts receivable are pledged as collateral against the long-term debt of the company. See note 15, Long-term debt, for detailed disclosure of the collateral arrangements of the company.